Equity - Summary of Classes of Share Capital - Treasury Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 80,040	$ 75,190
Balance at end of year	$ 87,701	$ 80,040	$ 75,190
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	2.1	2.9
Purchase of shares, Number of shares	132.3	110.6
Sale of shares, Number of shares	(133.8)	(111.4)
Ending balance, Number of shares	0.6	2.1	2.9
Balance at beginning of period	$ (144)	$ (176)	$ (31)
Purchase of shares, Amount	(9,782)	(8,295)	(9,654)
Sale of shares, Amount	9,885	8,327	9,509
Balance at end of year	$ (41)	$ (144)	$ (176)
Treasury shares [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.3	0.3
Purchase of shares, Number of shares	7.0	5.2
Sale of shares, Number of shares	(7.0)	(5.2)
Ending balance, Number of shares	0.3	0.3	0.3
Balance at beginning of period	$ (7)	$ (7)	$ (5)
Purchase of shares, Amount	(151)	(129)	(175)
Sale of shares, Amount	152	129	173
Balance at end of year	$ (6)	$ (7)	$ (7)